Commitments and Contingencies (Details) - USD ($)					1 Months Ended		3 Months Ended	9 Months Ended
	Dec. 18, 2024	Dec. 15, 2024	Sep. 30, 2023	May 17, 2022	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Apr. 30, 2024
Commitments and Contingencies [Line Items]
Number of share issued (in Shares)	1,666,666		8,767
Fair value of share issued	$ 9,999,996				$ 464,000		$ 325,032 [1]
Shares issued (in Shares)		2,385,170
Number of warrant purchased (in Shares)									14,535
Warrant term									3 years
Securities Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of interest acquired		51.00%
Aggregate investment		$ 21,000,000
White Lion Stock Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Common stock up to a maximum amount				$ 75,000,000
Number of share issued (in Shares)						202,702
Fair value of share issued						$ 750,000
Securities Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Cash		5,000,000
Principal amount		16,000,000
Cash payment to seller		$ 5,000,000
Description of maturity period		The Investment Note matures 12 months
Percentage of issued and outstanding capital.		29.75%
Number of warrant purchased (in Shares)		6,907,859
Warrant term		5 years
Exercise price (in Dollars per share)		$ 1.5
Damage provision							$ 1,800,000
Vendor Settlement [Member]
Commitments and Contingencies [Line Items]
Payment of settlement amount								$ 50,000
Option [Member]
Commitments and Contingencies [Line Items]
Cash		$ 300,000
Principal amount		$ 3,000,000
Shares issued (in Shares)		2,385,170
Number of warrant purchased (in Shares)		5,109,789
Exercise price (in Dollars per share)		$ 1.5
Debt interest percentage		8.00%
Option [Member] | Securities Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of interest acquired		49.00%
Aggregate investment		$ 16,084,250
Option [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Number of warrant purchased (in Shares)		720,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.